Disaggregated Revenues (Details) - Schedule of Business Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Business Operations [Line Items]
Total revenues	$ 5,136,153	$ 5,944,190	$ 4,118,120
IVF treatment service [Member]
Schedule of Business Operations [Line Items]
Total revenues	4,021,696	2,819,163	3,199,683
Surrogacy, ancillary caring and other services [Member]
Schedule of Business Operations [Line Items]
Total revenues	$ 1,114,457	$ 3,125,027	$ 918,437